Dividends	12 Months Ended
Dec. 31, 2020
Dividends
Dividends

28. Dividends

Dividends on outstanding ordinary shares are payable at the discretion of the Board of Directors. The Directors have recommended that shareholders approve a final dividend of 12.5¢ for 2020, payable on June 18, 2021. Interim and final dividends for 2020 and prior years were:

	2020	Record date	2019	Record date	2018	Record date
Interim dividend	—		4.17¢	November 15, 2019	3.67¢	November 9, 2018
Final dividend	12.50¢	May, 28, 2021	—		8.83¢	May 24, 2019
Total dividend	12.50¢		4.17¢		12.50¢